Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTEREST AND DIVIDEND INCOME
Loans, including fees	$ 17,963	$ 17,279	$ 16,977
Taxable securities	2,572	2,672	2,538
Nontaxable securities	513	486	421
Other	90	147	82
Total interest and dividend income	21,138	20,584	20,018
INTEREST EXPENSE
Deposits	1,720	2,323	2,864
Short-term borrowings	67	91	139
Other borrowings	468	564	675
Total interest expense	2,255	2,978	3,678
NET INTEREST INCOME	18,883	17,606	16,340
Provision for loan losses	840	823	950
Net interest income, after provision for loan losses	18,043	16,783	15,390
NONINTEREST INCOME
Service charges on deposit accounts	1,349	1,305	1,134
Trust services	826	671	677
Debit card interchange fees	779	797	631
Securities gain, net	159		237
Gain on sale of loans, net	347	591	219
Other income	858	840	610
Total noninterest income	4,318	4,204	3,508
NONINTEREST EXPENSES
Salaries and employee benefits	8,261	7,960	7,459
Occupancy expense	1,026	1,025	890
Equipment expense	719	618	524
Professional and director fees	628	814	713
Franchise tax expense	581	542	550
Marketing and public relations	395	392	320
Software expense	530	391	373
Debit card expense	268	304	253
Amortization of intangible assets	135	140	78
FDIC insurance expense	359	328	352
Branch acquisition expense		8	337
Net cost of operation of other real estate	9	33	(25)
Other expenses	1,937	1,895	1,785
Total noninterest expenses	14,848	14,450	13,609
Income before income taxes	7,513	6,537	5,289
FEDERAL INCOME TAX PROVISION	2,273	1,990	1,602
NET INCOME	$ 5,240	$ 4,547	$ 3,687
NET INCOME PER SHARE
Basic	$ 1.91	$ 1.66	$ 1.35
Diluted	$ 1.91	$ 1.66	$ 1.35